INCOME TAXES - Income Tax Benefit (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax expense	€ (610)	€ (736)	€ (756)
Deferred income tax (expense) benefit	(34)	(101)	563
Effective income tax (expense) benefit	(644)	(837)	(193)
France
Current income tax expense	(77)	(485)	(320)
Deferred income tax (expense) benefit	3	(8)	8
Other countries
Current income tax expense	(533)	(251)	(436)
Deferred income tax (expense) benefit	€ (37)	€ (93)	€ 556